Cash And Cash Equivalents - Schedule of Cash and Cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Cash balances on hand and at banks	$ 478	$ 1,018
Other cash and cash equivalents	1,331	1,174
Total	$ 1,809	$ 2,192	$ 2,387	$ 2,352